SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding at the beginning	8,766,882	6,286,912	6,286,912
Granted (in shares)	100,000	1,679,000
Exercised (in shares)	(72,641)	(10,000)
Forfeited (in shares)	(144,314)	(336,024)
Outstanding at the end	8,649,927	7,619,888	8,766,882	6,286,912
Vested and expected to vest at the end	8,649,927
Exercisable at the end	2,951,207	2,321,860
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 3.39	$ 4.80	$ 4.80
Granted (in dollars per share)	2.67	1.04
Exercised (in dollars per share)	0.86	0.55
Forfeited (in dollars per share)	9.26	3.77
Outstanding at the end (in dollars per share)	3.30	4.02	3.39	$ 4.80
Vested and expected to vest at the end (in dollars per share)	3.30
Exercisable at the end (in dollars per share)	4.93	6.44
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)	3.60	5.16	5.16
Granted (in dollars per share)	1.57	0.69
Exercised (in dollars per share)	3.45	5.72
Forfeited (in dollars per share)	6.36	3.86
Outstanding at the end (in dollars per share)	3.53	4.23	$ 3.60	$ 5.16
Vested and expected to vest at the end (in dollars per share)	3.53
Exercisable at the end (in dollars per share)	$ 5.84	$ 6.85
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	7 years 9 months 14 days	8 years 4 months 9 days	8 years 2 months 26 days	8 years 5 months 8 days
Vested and expected to vest at the end (in years)	7 years 9 months 14 days
Exercisable at the end (in years)	6 years 7 months 20 days	7 years 2 months 8 days
Outstanding at the beginning (in dollars)	$ 2,011,843	$ 94,990	$ 94,990
Outstanding at the end (in dollars)	6,937,921	470,083	$ 2,011,843	$ 94,990
Vested and expected to vest at the end (in dollars)	6,937,921
Exercisable at the end (in dollars)	$ 1,681,415	$ 62,724